Business Segment Information (Components of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ 3,563	¥ 2,238	¥ 3,921
Depreciation and amortization	327,048	397,091	354,624
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	43,094	41,543	52,549
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	283,954	355,548	302,075
Operating Segments | Mobile Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(79)	(186)	(534)
Depreciation and amortization	19,794	24,186	24,128
Operating Segments | Game & Network Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	25,486	20,798	18,336
Operating Segments | Imaging Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies			(70)
Depreciation and amortization	25,442	27,612	31,946
Operating Segments | Home Entertainment & Sound
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	19,830	21,781	25,238
Operating Segments | Semiconductors
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	102,328	100,964	78,474
Operating Segments | Components
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	1,962	9,170	11,599
Operating Segments | Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(35)	(981)	(742)
Depreciation and amortization	20,487	22,375	19,980
Operating Segments | Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	5,435	3,801	3,471
Depreciation and amortization	16,124	17,795	14,644
Operating Segments | Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(3,601)	(645)	(782)
Depreciation and amortization	47,056	102,270	66,223
Operating Segments | All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	1,843	249	2,578
Depreciation and amortization	¥ 5,445	¥ 8,597	¥ 11,507